Note 1 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	3 Months Ended
Sep. 30, 2012
Cash and Cash Equivalents:
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.  As of September 30, 2012 and December 31, 2011 the Company had $3,987 and $14,773 cash, respectively.  There were no cash equivalents as of September 30, 2012 and December 31, 2011.